Segmented information	12 Months Ended
Aug. 31, 2021
Disclosure of operating segments [abstract]
Segmented information

28. Segmented information

Information reported to the Company’s Co-Chief Executives, the Chief Operating Decision Makers (“CODM”), for the purposes of resource allocation and assessment of segment performance is focused on the category of services for each type of activity. The principal categories of services are Gaming, Media, and Corporate and Other. The Group’s reportable segments under IFRS 8 Operating Segments are therefore as follows:

Gaming	-	Services related to competitive organized video gaming or sporting events
Media	-	Platform and advertising services provided to other broadcasters, primarily local tv and radio broadcasters
Corporate and Other	-	Services provided to other businesses and other revenues

The Corporate and Other segment primarily consists of support costs not allocated to the two other segments.

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2021:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	5,277,583	31,943,287	-	37,220,870

Results
Segment loss	(9,064,847)	(7,611,679)	-	(16,676,526)

Central administration costs	-	-	9,733,244	9,733,244
Other gains and losses	4,720,312	(39,258)	6,576,302	11,257,356
Finance costs	124,663	512,937	762,121	1,399,721
Loss before tax	(13,909,822)	(8,085,358)	(17,071,667)	(39,066,847)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Share of net loss of associate	-	-	(103,930)	(103,930)
Discontinued operations	(945,109)	-	(678,931)	(1,624,040)
Non-controlling interest in net loss	-	-	74,006	74,006
Net loss	(14,854,931)	(8,085,358)	(17,780,522)	(40,720,811)

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2020:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	4,140,731	6,404,736	376	10,545,843

Results
Segment loss	(4,842,557)	(833,891)	376	(5,676,072)

Central administration costs			9,692,464	9,692,464
Other gains and losses	16,565	(14,011)	10,276,041	10,278,595
Finance costs	102,596	241,520	564,650	908,766
Loss before tax	(4,961,718)	(1,061,400)	(20,532,779)	(26,555,897)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	(5,860,211)	-	-	(5,860,211)
Non-controlling interest in net loss	-	-	76,066	76,066
Net loss	(10,821,929)	(1,061,400)	(20,456,713)	(32,340,042)

Geographical breakdown

	North America	United Kingdom	European Union	Total
	$	$	$	$
August 31, 2020
Assets	48,230,804	2,896,582	2,288,091	53,415,477
Long-term assets	37,664,748	2,507,761	1,067,495	41,240,004

August 31, 2021
Assets	64,943,049	-	2,519,798	67,462,847
Long-term assets	35,796,241	-	108,924	35,905,165